TAXATION (Tables)	12 Months Ended
Dec. 31, 2015
TAXATION
Schedule of income (loss) before income tax expense taxed between jurisdictions
	2013	2014	2015
	RMB	RMB	RMB

PRC entities	665,131	745,639	823,007
Non-PRC entities	(64,183)	(193,694)	(78,909)

Total	600,948	551,945	744,098

Schedule of current and deferred portion of income tax expense included in the consolidated statements of operations and comprehensive income

	2013	2014	2015
	RMB	RMB	RMB

Current income tax expense

PRC entities	98,056	106,368	108,172
Non-PRC entities	—	—	—

Total	98,056	106,368	108,172

Deferred income tax expense

PRC entities	2,252	6,667	18,129
Non-PRC entities	—	—	—

Total	2,252	6,667	18,129

Income tax expense

PRC entities	100,308	113,035	126,301
Non-PRC entities	—	—	—

Total	100,308	113,035	126,301

Schedule of reconciliation between the statutory EIT rate in the PRC and the Group's effective tax rate

	2013	2014	2015

EIT statutory rate	25%	25%	25%
Difference in EIT rates of certain subsidiaries	(10)%	(13)%	(10)%
Non-deductibility of expenses incurred outside the PRC	3%	9%	3%
Other permanent differences	(1)%	(1)%	(1)%

Effective EIT rate of the Group	17%	20%	17%

Schedule of aggregate amount and per share effect of the preferential tax rate

	2013	2014	2015
	RMB	RMB	RMB
	(in thousands, except per share data)

Aggregate effect	63,361	69,818	75,864
Basic net income per share effect	1.08	1.19	1.31
Diluted net income per share effect	1.05	1.17	1.21

Schedule of significant components of deferred tax assets and liabilities

	2014	2015
	RMB	RMB

Deductible temporary differences related to other payables and accruals	9,960	1,098
Deductible temporary differences related to provision for doubtful accounts	314	696

Total current deferred tax assets	10,274	1,794
Less: Valuation allowance	(18)	(49)

Net current deferred tax assets	10,256	1,745

Tax loss carryforwards	5,563	8,761
Amount offset by non-current deferred tax liabilities	(5,041)	(6,276)

Total non-current deferred tax assets	522	2,485
Less: Valuation allowance	(446)	(1,802)

Net non-current deferred tax assets	76	683

Total deferred tax assets	10,332	2,428

Taxable temporary differences related to depreciation period	(3,382)	(4,283)
Taxable temporary differences related to government subsidy income	(14,252)	(25,605)
Taxable temporary differences related to trade names and customer relationships	—	(11,173)
Amount offset by non-current deferred tax assets	5,041	6,276

Total non-current deferred tax liabilities	(12,593)	(34,785)

Total deferred tax liabilities	(12,593)	(34,785)

Schedule of movement in valuation allowance
	2013	2014	2015
	RMB	RMB	RMB

Balance at beginning of period	508	543	464
Additions	385	36	1,443
Reversals	(350)	(115)	(56)

Balance at end of period	543	464	1,851